Commitment and Contingencies	12 Months Ended
Dec. 31, 2019
Commitment and Contingencies
Commitment and Contingencies

16. Commitment and Contingencies

(a) Commitments for property management fees

The Group leases office space under non-cancelable operating lease agreements, which expire at various dates through May 2024. As of December 31, 2019, future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2019:

As of December 31,
2019
RMB
2020	4,820
2021	4,820
2022	4,591
2023	5,509
2024 and thereafter	1,836
Total	21,576

Upon the adoption of ASC 842 on January 1, 2019, future minimum lease payments for operating lease commitments as of December 31, 2019 are disclosed in Note 11.

(b) Litigation

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group’s accrued expense for litigation liabilities were RMB1,853 and RMB4,727 as of December 31, 2018 and 2019, respectively, and the Group recognized RMB4,209, RMB3,204 and RMB4,967 litigation expense for the years ended December 31, 2017, 2018 and 2019, respectively. The litigations are mainly in connection with infringement of intellectual property right, including rights of reputation and image rights.